Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

(the “Company”)

Supplement dated July 1, 2022, to the Company’s currently effective

Statement of Additional Information (“SAI”),

as supplemented and amended to date

Effective as of the close of business on June 30, 2022, Kenneth J. Lavery retired from the Board of Directors of the Company. Effective immediately, the following changes are made to the SAI:

The “Independent Directors” table in the section entitled “MANAGEMENT OF VC I” in the SAI is revised to remove all references to Kenneth J. Lavery.

All references to Kenneth J. Lavery in the subsections entitled “MANAGEMENT OF VC I – Board and Committees” and “MANAGEMENT OF VC I – Director Ownership of Shares” in the SAI are deleted.

The subsection entitled “MANAGEMENT OF VC I – Compensation of Directors” is deleted in its entirety and replaced with the following:

Compensation of Directors

The following table sets forth information regarding compensation and benefits earned by the Independent Directors for the fiscal year ended May 31, 2021. Interested Directors are not eligible for compensation or retirement benefits and thus, are not shown below.

Compensation Table

Fiscal Year Ended May 31, 2021

Name of Director[1]	Aggregate Compensation from Series Company	Total Compensation From Fund Complex Paid to Directors[2]

Mr. Thomas J. Brown	$178,275	$297,125

Dr. Judith L. Craven	$162,375	$538,373

Ms. Yvonne M. Curl[3]	$75,750	$126,250

Dr. Timothy Ebner[4]	$146,903	$244,838

Judge Gustavo E. Gonzales[5]	$532,731	$850,990

Mr. Kenneth J. Lavery[6]	$183,413	$305,688

Dr. John E. Maupin, Jr.	$175,638	$286,063

1	Directors receive no pension or retirement benefits from the Fund or any other funds in the Fund Complex.
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Includes VC I, VALIC Company II, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Series, Inc., SunAmerica Specialty Series, SunAmerica Money Market Funds, Inc. and Anchor Series Trust.

3	Ms. Curl became a Director of the Board effective November 1, 2020.
4	Dr. Ebner has chosen to defer a portion of compensation under the Deferred Compensation Plan discussed below. As of May 31, 2021, the current value of the deferred compensation is $1,001,040.
5	Judge Gonzales retired from the Board effective January 1, 2021. Includes amounts paid representing previously deferred compensation.
6	Mr. Lavery retired from the Board effective as of the close of business on June 30, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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